Consolidated Statements of Changes in Shareholder's Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 22,114	$ 28,441,045	$ 2,912,529	$ 36,653,460	$ (3,148,028)	$ 64,881,120
Begning Balance, shares at Dec. 31, 2018	[1]	4,422,837
Net (loss)					(61,995,758)		(61,995,758)
Appropriations of statutory reserves				37,401	(37,401)
Foreign currency translation loss						(365,258)	(365,258)
Ending balance, value at Dec. 31, 2019		$ 22,114	28,441,045	2,949,930	(25,379,699)	(3,513,286)	2,520,104
Ending balance, shares at Dec. 31, 2019	[1]	4,422,837
Net (loss)					(9,075,353)		(9,075,353)
Appropriations of statutory reserves				82,924	(82,924)
Foreign currency translation loss						2,686,394	2,686,394
Proceeds from issuance of common stock		$ 6,353	4,493,647				4,500,000
Proceeds from issuance of common stock, shares	[1]	1,983,309
Reverse split adjustments		$ 3,564	(3,564)
Ending balance, value at Dec. 31, 2020		$ 32,031	32,931,128	3,032,854	(32,537,976)	(826,892)	631,145
Ending balance, shares at Dec. 31, 2020		6,406,146
Net (loss)					(2,145,530)		(2,145,530)
Appropriations of statutory reserves
Foreign currency translation loss						557,986	557,986
Proceeds from issuance of common stock		$ 5,648	2,273,542				2,279,190
Proceeds from issuance of common stock, shares		1,129,751
Proceeds from issuance of warrant			1,320,312				1,320,312
Ending balance, value at Dec. 31, 2021		$ 37,679	$ 36,524,982	$ 3,032,854	$ (36,683,506)	$ (268,906)	$ 2,643,103
Ending balance, shares at Dec. 31, 2021		7,538,897

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.